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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended March 31, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

Lawrence T. Perera
Name of Institutional Investment Manager

Hemenway & Barnes   60 State Street   Boston      MA     02109
Business Address    (Street)          (City)   (State)   (Zip)

(617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

       Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2008.


                                             Lawrence T. Perera
                                             -----------------------------------
                                             (Name of Institutional
                                             Investment Manager)


                                             -----------------------------------
                                             (Manual Signature of Person
                                             Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:   Name:                          13F File No.:
---------------------------   -------------   ----------------------------   -------------
1. Brian C. Broderick (12)*   28-11136        6.  Michael J. Puzo (25)*      28-06165
2. John M. Cornish            28-5362         7.  Kurt F. Somerville (32)*   28-10379
3. Fiduciary Trust Company    28-471          8.  Welch & Forbes, Inc.       28-262
4. Marion Fremont-Smith       28-2724         9.
5. Stephen W. Kidder (35)*    28-11134        10.

* Refers to manager number on attached detail in Item 7.

AS OF MARCH 31, 2008                      FORM 13F                    SEC FILE # LAWRENCE T PERERA \ 28-06167
ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
------------------------ -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                        VOTING AUTHORITY
                                                                                    -------------------------
                                                              SHARES OR  INVESTMENT
                                          CUSIP   FAIR MARKET PRINCIPAL  DISCRETION           (A)   (B)   (C)
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
------------------------ -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
A F L A C INC            COMMON STOCK   001055102      605283   11562            XX                 7316
                                                                                 XX      12         1450
                                                                                 XX      32         1096
                                                                                 XX   12,32         1700
AT&T INC                 COMMON STOCK   00206R102      470208   12277            XX                11580
                                                                                 XX      35          697
ABBOTT LABS              COMMON STOCK   002824100     1114085   20201            XX                15895
                                                                                 XX      12          906
                                                                                 XX   12,32          400
                                                                                 XX   25,35         3000
AMERICAN INTERNATIONAL   COMMON STOCK   026874107      559871   12945            XX                 4445
GROUP INC                                                                        XX      32         4700
                                                                                 XX      35         1000
                                                                                 XX   12,32         2800
APTARGROUP INC           COMMON STOCK   038336103     1238208   31806            XX                19270
                                                                                 XX      12         2076
                                                                                 XX      32          360
                                                                                 XX      35         3400
                                                                                 XX   12,32         4000
                                                                                 XX   25,35         2700
AUTOMATIC DATA           COMMON STOCK   053015103      628135   14818            XX                11087
PROCESSING                                                                       XX      12          131
                                                                                 XX      35         1200
                                                                                 XX   25,35         2400
B P PLC ADR              COMMON STOCK   055622104      915694   15098            XX                12248
                                                                                 XX      32          200
                                                                                 XX      35         1200
                                                                                 XX   12,32          850
                                                                                 XX   25,35          600

AS OF MARCH 31, 2008                      FORM 13F                    SEC FILE # LAWRENCE T PERERA \ 28-06167
ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
------------------------ -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                        VOTING AUTHORITY
                                                                                    -------------------------
                                                              SHARES OR  INVESTMENT
                                          CUSIP   FAIR MARKET PRINCIPAL  DISCRETION           (A)   (B)   (C)
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
------------------------ -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
CANADIAN NATIONAL        COMMON STOCK   136375102     1597169   33054            XX                16615
RAILWAY CO                                                                       XX      12         1388
                                                                                 XX      32         5900
                                                                                 XX      35         3600
                                                                                 XX   12,32         3550
                                                                                 XX   25,35         2001
CATERPILLAR INC          COMMON STOCK   149123101     1174350   15000            XX                13800
                                                                                 XX      35         1200
CHEVRON CORP             COMMON STOCK   166764100      847027    9923            XX                 6355
                                                                                 XX      12         1112
                                                                                 XX      32          180
                                                                                 XX      35         2276
CISCO SYS INC            COMMON STOCK   17275R102      698032   28976            XX                 7147
                                                                                 XX      12         2609
                                                                                 XX      32         8420
                                                                                 XX   12,32         8100
                                                                                 XX   25,35         2700
COCA COLA CO             COMMON STOCK   191216100      488786    8030            XX                 2530
                                                                                 XX      32         5500
CONOCOPHILLIPS           COMMON STOCK   20825C104      566927    7439            XX                 2639
                                                                                 XX      32         4800
DOMINION RESOURCES INC   V A NEW        25746U109      230746    5650            XX                 3240
                                                                                 XX      35         2410
E I DU PONT DE NEMOURS   COMMON STOCK   263534109     1174375   25115            XX                24115
& CO                                                                             XX      35         1000
E M C CORP               COMMON STOCK   268648102      717731   50051            XX                22000
                                                                                 XX      12         3550
                                                                                 XX      32        13500
                                                                                 XX      35         2500
                                                                                 XX   12,32         5000
                                                                                 XX   25,35         3501
EMERSON ELECTRIC CO      COMMON STOCK   291011104     2096841   40747            XX                17800

AS OF MARCH 31, 2008                      FORM 13F                    SEC FILE # LAWRENCE T PERERA \ 28-06167
ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
------------------------ -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                        VOTING AUTHORITY
                                                                                    -------------------------
                                                              SHARES OR  INVESTMENT
                                          CUSIP   FAIR MARKET PRINCIPAL  DISCRETION           (A)   (B)   (C)
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
------------------------ -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
                                                                                 XX      12         1850
                                                                                 XX      32        12496
                                                                                 XX      35         2600
                                                                                 XX   12,32         3400
                                                                                 XX   25,35         2601
ENCANA CORP              COMMON STOCK   292505104     2837595   37460            XX                22159
                                                                                 XX      12         2200
                                                                                 XX      32         2400
                                                                                 XX      35         3800
                                                                                 XX   12,32         5200
                                                                                 XX   25,35         1701
EXXON MOBIL CORP         COMMON STOCK   30231G102     7324036   86593            XX                52445
                                                                                 XX      12         3400
                                                                                 XX      32        22448
                                                                                 XX      35         3800
                                                                                 XX   12,32         1500
                                                                                 XX   25,35         3000
GENERAL ELECTRIC CO      COMMON STOCK   369604103     4197231  113408            XX                72614
                                                                                 XX      12         5528
                                                                                 XX      32        21966
                                                                                 XX      35         4500
                                                                                 XX   12,32         5200
                                                                                 XX   25,35         3600
GENERAL MILLS INC        COMMON STOCK   370334104      262873    4390            XX                 4390
GILEAD SCIENCES          COMMON STOCK   375558103      329792    6400            XX   12,32         6400
GROUPE DANONE            SPONSORED      399449107      554655   30900            XX                19500
                         ADR                                                     XX      12         2800
                                                                                 XX      35         4000
                                                                                 XX   12,32         4600
HSBC HOLDINGS PLC        SPONSORED      404280406      656754    7980            XX                 1850
                         ADR NEW                                                 XX      32         5530
                                                                                 XX   25,35          600
HEINZ ( H J ) CO         COMMON STOCK   423074103      201971    4300            XX                 4300

AS OF MARCH 31, 2008                      FORM 13F                    SEC FILE # LAWRENCE T PERERA \ 28-06167
ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
------------------------ -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                        VOTING AUTHORITY
                                                                                    -------------------------
                                                              SHARES OR  INVESTMENT
                                          CUSIP   FAIR MARKET PRINCIPAL  DISCRETION           (A)   (B)   (C)
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
------------------------ -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
HELMERICH & PAYNE INC    COMMON STOCK   423452101      328090    7000            XX                 3400
                                                                                 XX   12,32         3600
HERSHEY FOODS            COMMON STOCK   427866108      681074   18080            XX                 3580
CORPORATION                                                                      XX      32        14500
HEWLETT PACKARD CO       COMMON STOCK   428236103      276243    6050            XX                 6050
INTEL CORPORATION        COMMON STOCK   458140100     1932697   91251            XX                51350
                                                                                 XX      12         6000
                                                                                 XX      32        14100
                                                                                 XX      35         4400
                                                                                 XX   12,32         8900
                                                                                 XX   25,35         6501
INTL BUSINESS MACHINES   COMMON STOCK   459200101     1171550   10175            XX                 8975
                                                                                 XX   12,32         1200
INVITROGEN CORP          COMMON STOCK   46185R100      401709    4700            XX                 3650
                                                                                 XX      12          950
                                                                                 XX   12,32          100
ISHARES TRUST            MSCI EAFE      464287465      664715    9245            XX                 9245
                         INDEX FUND
JOHNSON & JOHNSON        COMMON STOCK   478160104     3856717   59453            XX                32670
                                                                                 XX      12         1600
                                                                                 XX      32        17376
                                                                                 XX      35         1900
                                                                                 XX   12,32         2208
                                                                                 XX   25,35         3699
ELI LILLY & CO.          COMMON STOCK   532457108     1046967   20294            XX                 7061
                                                                                 XX      12          797
                                                                                 XX      32        10536
                                                                                 XX   12,32         1900
LINCOLN NATL CORP IND    COMMON STOCK   534187109      738764   14207            XX                11122
                                                                                 XX      12         1750
                                                                                 XX      35         1335
MERCK & CO INC           COMMON STOCK   589331107     1612761   42497            XX                26973
                                                                                 XX      32        11724

AS OF MARCH 31, 2008                      FORM 13F                    SEC FILE # LAWRENCE T PERERA \ 28-06167
ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
------------------------ -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                        VOTING AUTHORITY
                                                                                    -------------------------
                                                              SHARES OR  INVESTMENT
                                          CUSIP   FAIR MARKET PRINCIPAL  DISCRETION           (A)   (B)   (C)
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
------------------------ -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
                                                                                 XX      35         1400
                                                                                 XX   12,32         2400
MICROSOFT CORP           COMMON STOCK   594918104      981834   34596            XX                13196
                                                                                 XX      32        10000
                                                                                 XX   12,32         4200
                                                                                 XX   25,35         7200
NATIONAL AUSTRALIA       SPONSORED      632525408      212745    7730            XX      32         7730
BANK LTD                 ADR
NOKIA CORP ADR A         COMMON STOCK   654902204      825925   25948            XX                10850
                                                                                 XX      12         1900
                                                                                 XX      32         6748
                                                                                 XX      35         2300
                                                                                 XX   12,32         2050
                                                                                 XX   25,35         2100
NOVARTIS AG ADR          COMMON STOCK   66987V109     1192686   23281            XX                 9735
                                                                                 XX      12         1500
                                                                                 XX      32         5746
                                                                                 XX      35         2000
                                                                                 XX   12,32         2500
                                                                                 XX   25,35         1800
ORACLE CORP              COMMON STOCK   68389X105      443992   22699            XX                 5400
                                                                                 XX      12         3000
                                                                                 XX      32         9200
                                                                                 XX      35         2000
                                                                                 XX   25,35         3099
PEPSICO INC              COMMON STOCK   713448108     1193538   16531            XX                12400
                                                                                 XX      12         1031
                                                                                 XX      32          200
                                                                                 XX      35         1000
                                                                                 XX   12,32          400
                                                                                 XX   25,35         1500
PFIZER INC               COMMON STOCK   717081103      567621   27120            XX                22840
                                                                                 XX      35         1480
                                                                                 XX   12,32         2800

AS OF MARCH 31, 2008                      FORM 13F                    SEC FILE # LAWRENCE T PERERA \ 28-06167
ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
------------------------ -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                        VOTING AUTHORITY
                                                                                    -------------------------
                                                              SHARES OR  INVESTMENT
                                          CUSIP   FAIR MARKET PRINCIPAL  DISCRETION           (A)   (B)   (C)
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
------------------------ -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
PORTLAND GENERAL         COMMON STOCK   736508847      723765   32096            XX                14600
ELECTRIC CO                                                                      XX      12         1000
                                                                                 XX      32        14496
                                                                                 XX   12,32          200
                                                                                 XX   25,35         1800
PRICE T. ROWE GROUP, INC COMMON STOCK   74144T108    14200000  284000            XX               284000
PROCTER & GAMBLE CO      COMMON STOCK   742718109     2344122   33454            XX                29654
                                                                                 XX      12         1800
                                                                                 XX      35         2000
ROCHE HLDG LTD           ADR            771195104      301407    3190            XX      32         3190
ROYAL DUTCH SHELL PLC    SPONSORED      780259206      506037    7336            XX      32         5536
                         ADR REPSTG                                              XX   25,35         1800
                         A SHARES
SCHLUMBERGER LTD         COMMON STOCK   806857108     1452900   16700            XX                 3050
                                                                                 XX      12          350
                                                                                 XX      32        11300
                                                                                 XX   12,32         2000
J M SMUCKER CO NEW       COMMON STOCK   832696405      284682    5625            XX                 4625
                                                                                 XX   12,32         1000
SNAP ON INC              COMMON STOCK   833034101      238995    4700            XX                 3100
                                                                                 XX   12,32         1600
STATE STREET CORP        COMMON STOCK   857477103     1819923   23037            XX                10137
                                                                                 XX      12          900
                                                                                 XX      32         7200
                                                                                 XX      35         1200
                                                                                 XX   12,32          600
                                                                                 XX   25,35         3000
3 M COMPANY              COMMON STOCK   88579Y101     2298516   29040            XX                19531
                                                                                 XX      12         1262
                                                                                 XX      32         2746
                                                                                 XX      35         1500

AS OF MARCH 31, 2008                      FORM 13F                    SEC FILE # LAWRENCE T PERERA \ 28-06167
ITEM 1:                      ITEM 2:     ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
------------------------ -------------- --------- ----------- --------- ----------- -------- ----------------
                                                                                        VOTING AUTHORITY
                                                                                    -------------------------
                                                              SHARES OR  INVESTMENT
                                          CUSIP   FAIR MARKET PRINCIPAL  DISCRETION           (A)   (B)   (C)
NAME OF ISSUER           TITLE OF CLASS   NUMBER     VALUE     AMOUNT   (A) (B) (C) MANAGERS SOLE SHARED NONE
------------------------ -------------- --------- ----------- --------- --- --- --- -------- ---- ------ ----
                                                                                 XX   12,32         2000
                                                                                 XX   25,35         2001
UNITED TECHNOLOGIES      COMMON STOCK   913017109      901817   13104            XX                13104
VANGAURD EMERGING        ETF            922042858      257172    2735            XX                 2735
MARKETS STOCK
WYETH                    COMMON STOCK   983024100      414886    9935            XX                 7835
                                                                                 XX      12          600
                                                                                 XX      35         1500
ZIMMER HOLDINGS INC      COMMON STOCK   98956P102      200490    2575            XX                  300
                                                                                 XX      12          700
                                                                                 XX      32          750
                                                                                 XX   25,35          825
AGGREGATE TOTAL                                    75,562,715